REVENUES - BY TYPE (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	$ 12,067		$ 23,347
Other revenue	1,209		2,560
Revenues	13,276	$ 9,444	25,907	$ 15,445
Asset management
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	18		81
Other revenue	0		0
Revenues	18	63	81	100
Real Estate
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	765		1,448
Other revenue	1,029		2,222
Revenues	1,794	1,748	3,670	3,435
Renewable Power
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	851		1,777
Other revenue	47		60
Revenues	898	654	1,837	1,297
Infrastructure
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	1,112		2,189
Other revenue	32		68
Revenues	1,144	1,037	2,257	1,785
Private Equity
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	8,637		16,712
Other revenue	41		81
Revenues	8,678	5,370	16,793	7,768
Residential [Member]
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	682		1,138
Other revenue	4		7
Revenues	686		1,145
Corporate Activities
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	2		2
Other revenue	56		122
Revenues	$ 58	$ 73	$ 124	$ 122